Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,933,542
Adjustment on initial application of IAS 29		$ 443,223
Adjusted balances at January 1, 2018		1,243,263
Reversal of previous impairment loss			$ 3,065
Balance	3,002,121	2,933,542
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,913,524
Balance	3,914,817	3,383,922
Adjustment on initial application of IAS 29			896,205
Concession rights due to concession extension	4,359
Adjusted balances at January 1, 2018			4,280,127
Acquisitions	355,256	208,393
Impairment	(42,801)
Disposals	(30)	(3,167)
Transfer to property plant and equipment	(27)	(121)
Transfer from property plant and equipment	1,766
Translation differences and inflation adjustment	(99,077)	(571,708)
Balance		3,913,524
Balance	4,134,263	3,914,817	3,383,922
Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	979,982
Balance	981,275	(565,568)
Adjustment on initial application of IAS 29			310,282
Adjusted balances at January 1, 2018			875,850
Disposals	24
Transfer from property plant and equipment	624
Amortization of the year	168,916	166,325
Translation differences and inflation adjustment	(18,649)	(62,193)
Balance		979,982
Balance	(1,132,142)	981,275	(565,568)
Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	2,873,944
Balance	2,943,341	2,873,944
Concession Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,841,853
Balance	3,837,668	3,312,006
Adjustment on initial application of IAS 29			896,205
Concession rights due to concession extension	4,359
Adjusted balances at January 1, 2018			4,208,211
Acquisitions	354,296	207,217
Impairment	(42,801)
Disposals	(30)	(3,167)
Transfer to property plant and equipment	(36)	(48)
Transfer from property plant and equipment	1,766
Translation differences and inflation adjustment	(97,791)	(570,360)
Balance		3,841,853
Balance	4,057,431	3,837,668	3,312,006
Concession Assets | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	967,909
Balance	964,466	(553,767)
Adjustment on initial application of IAS 29			310,282
Adjusted balances at January 1, 2018			864,049
Disposals	24
Transfer from property plant and equipment	624
Amortization of the year	167,470	165,048
Translation differences and inflation adjustment	(18,446)	(61,188)
Balance		967,909
Balance	(1,114,090)	964,466	(553,767)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance	56,501
Balance	55,506	56,501
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	56,501	57,049
Adjusted balances at January 1, 2018			57,049
Translation differences and inflation adjustment	(995)	(548)
Balance	55,506	56,501	57,049
Goodwill | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance		(313)
Adjusted balances at January 1, 2018			313
Translation differences and inflation adjustment		(313)
Balance			(313)
Patent intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	3,097
Balance	3,274	3,097
Patent intellectual property rights and others | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	15,170
Balance	20,648	14,867
Adjusted balances at January 1, 2018			14,867
Acquisitions	960	1,176
Transfer to property plant and equipment	9	(73)
Translation differences and inflation adjustment	(291)	(800)
Balance		15,170
Balance	21,326	20,648	14,867
Patent intellectual property rights and others | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	12,073
Balance	16,809	(11,488)
Adjusted balances at January 1, 2018			11,488
Amortization of the year	1,446	1,277
Translation differences and inflation adjustment	(203)	(692)
Balance		12,073
Balance	$ (18,052)	$ 16,809	$ (11,488)